Depreciation and amortization	12 Months Ended
Mar. 31, 2022
Depreciation and amortisation expense [abstract]
Depreciation and amortization

13 Depreciation and amortization

	March 31,
	2020	2021	2022
Depreciation	85,509	33,893	14,752
Amortization	502,992	627,651	230,758
Depreciation on right of use assets	77,868	87,936	62,643
Total	666,369	749,480	308,153

Yatra Online, Inc.

Notes to the consolidated financial statements - (Continued)

(Amount in INR thousands, except per share data and number of shares)